Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Loans from related parties
Beginning Balance	$ 5,836	$ 6,254
New loans	612	669
Repayments	(1,286)	(1,087)
Ending Balance	$ 5,162	$ 5,836